SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company. (see also note 16).

b.Stock option plans:

In 2003, the Company's Board approved the adoption of Israeli Employee Stock Option Plan ("the Plan"), which authorized the grant of options to purchase up to an aggregate of 1,666,667 Ordinary shares (in 2006 the Company's Board approved an increase in the plan by an additional 500,000 options), respectively, to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan. One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years. Compensation expense is recognized by the straight-line method.

The exercise price of an option granted to an employee may not be less than 60% of the fair market value of the Ordinary shares on the date of grant of the option. The exercise price of an option granted to a non-employee director or consultant may not be less than 80% of the fair market value of the Ordinary shares on the date of grant of the option. Any options that are cancelled or forfeited before expiration become available for future grants. On December 31, 2014 and 2013, all outstanding options from prior years have been expired due to the plan expiry.

c.Warrants:

During February 2012, pursuant to 2012 loan agreement (Note 8(3)) the Company issued warrants to purchase 1,200,000 Ordinary shares at an exercise price of $2.5 per share for a term of three years.

The fair value of the warrants was based on the Black-Scholes-Merton option-pricing model, assuming a stock price of $2.04, a risk free interest of 0.41%, a volatility factor of 52.5%, dividend yield of 0% and contractual life of three years.

During September 2014, 120,000 warrants were exercised to 69,749 Ordinary shares on a cashless basis as agreed in the warrants agreement. All other 1,080,000 warrants were expired on February 2015 due to the end of their contractual life.